LORD ABBETT                                        [GRAPHIC]

Lord Abbett Small-Cap
  Blend Fund

                                                  July 2, 2001

                                                  PROSPECTUS






As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Class P shares of the Fund are neither offered to the general public nor available in all states. Please call 800-821-5129 for further information.

                              Table of Contents

The Fund                                                            Page

What you should know
about the Fund

Goal                                                                  2
Principal Strategy                                                    2
Main Risks                                                            2
Performance                                                           3
Fees and Expenses                                                     3

Your Investment

Information for managing
your Fund account

Purchases                                                             4
Sales Compensation                                                    7
Compensation For Your Dealer                                          8
Opening Your Account                                                  9
Redemptions                                                           9
Distributions and Taxes                                              10
Services For Fund Investors                                          11
Management                                                           12

For More Information

How to learn more
about the Fund

Other Investment Techniques                                          13
Glossary of Shaded Terms                                             14

How to learn more about the
Fund and other Lord Abbett Funds

Back Cover

                                   The Fund

GOAL

The Fund's investment objective is to seek long-term growth of capital by investing primarily in stocks of small companies.

PRINCIPAL STRATEGY

To pursue this goal, the Fund invests under normal circumstances at least 80% of its total assets in stocks and equity related securities of small companies. A small company is defined as a company having a market capitalization at the time of purchase that falls within the market capitalization range of companies in the Russell 2000 Index, a widely used benchmark for small-cap stock performance. As of May 31, 2001, the market capitalization range of the Russell 2000 Index was $144 million to $1,390 million. This range varies daily. The Fund will provide shareholders with at least 60 days notice of any change in this policy. Equity related securities may include common stocks, convertible bonds, convertible preferred stocks, warrants of companies and American Depository Receipts.

The Fund invests in a blend of growth and value stocks and chooses stocks using both:

- Quantitative research to identify companies selling at the lower end of their historic valuation range, companies with positive current earnings, and companies with growth prospects that are expected to exceed the growth rate of the U.S. economy.

- Fundamental research to learn about a company's operating environment, financial condition, leadership position within its industry, resources and strategic plans. We look for such factors as favorable earnings growth, improving fundamentals, and the potential for a catalyst (such as new products, key acquisition, change in business mix or a change in management) that may cause the price of the stock to rise.

We generally sell a stock when we think it no longer offers significant capital appreciation potential due to an elevated valuation, seems less likely to benefit from the current market and/or economic environment, or where fundamentals fall short of our expectations. We do not sell stock of a company solely because its market capitalization falls outside of the range of companies in the Russell 2000 Index.

MAIN RISKS

The Fund is subject to the general risks and considerations associated with equity investing, as well as the particular risks associated with growth and value stocks. The value of your investment will fluctuate in response to movements in the stock market in general and to the changing prospects of individual companies in which the Fund invests. Growth and value stocks may perform differently than the market as a whole and differently from each other or other types of stocks. This is because different types of stocks tend to shift in and out of favor depending on market and economic conditions. Growth stocks may be more volatile. The market may fail to recognize the intrinsic value of particular value stocks for a long time. In addition, if the Fund's assessment of market conditions or companies held in the Fund is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.

Investing in small companies generally involves greater risks than investing in the stocks of large companies. Small companies may have less experienced management and unproven track records. They may rely on limited product lines and have limited financial resources. Small company stocks tend to have fewer shares outstanding and trade less frequently than the stocks of larger companies. As a result, there may be less liquidity in the prices of small company stocks, subjecting them to greater price fluctuations than larger companies.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund is not a complete investment program and may not be appropriate for all investors. You could lose money by investing in the Fund.

[SIDENOTE]
WE OR THE FUND refers to Lord Abbett Small-Cap Blend Fund.

ABOUT THE FUND. The Fund is a professionally managed portfolio primarily holding securities purchased with the pooled money of investors. It strives to reach its stated goal, although as with all mutual funds, it cannot guarantee results.

GROWTH STOCKS tend to be more volatile than slower-growing value stocks.

VALUE STOCKS are stocks of companies that we believe the market undervalues according to certain financial measurements of their intrinsic worth or business prospects.

DEPOSITORY RECEIPTS include sponsored and unsponsored American Depository Receipts ("ADRs") and similar depository receipts. ADRs, typically issued by a financial institution (a "depository"), evidence ownership interests in a security or a pool of securities issued by a foreign company and deposited with the depository. Prices of ADRs are quoted in U.S. dollars, and ADRs are traded in the United States.

EQUITY SECURITIES include common stocks, preferred stocks, convertible securities, convertible preferred securities, warrants and similar instruments. Common stocks, the most familiar type, represent an ownership interest in a corporation. Although equity securities have a history of long-term growth in their value, their prices fluctuate based on changes in a company's financial condition and on market and economic conditions. Convertible securities tend to be more volatile than debt securities but tend to be less volatile and produce more income than their underlying common stocks.

You should read this entire prospectus, including "Other Investment Techniques," which concisely describes the other investment strategies used by the Fund and their risks.


2 THE FUND

                                                            Small-Cap Blend Fund

PERFORMANCE

The Fund does not show any performance because it has not completed a full calendar year of operations.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Fee Table

                                                                 CLASS A       CLASS B(1)           CLASS C        CLASS P
Shareholder Fees (Fees paid directly from your investment)
Maximum Sales Charge on Purchases
(as a % of offering price)                                         5.75%           none              none           none
Maximum Deferred Sales Charge (See "Purchases")(2)                 none(3)         5.00%             1.00%(3)       none
ANNUAL FUND OPERATING EXPENSES (Expenses deducted from Fund assets) (as a % of average net assets)(4)
Management Fees (See "Management")                                 0.75%           0.75%             0.75%          0.75%
Distribution and Service (12b-1) Fees(5)                           0.39%           1.00%             1.00%          0.45%
Other Expenses                                                     0.60%           0.60%             0.60%          0.60%
Total Operating Expenses                                           1.74%           2.35%             2.35%          1.80%

(1) Class B shares will convert to Class A shares on the eighth anniversary of your original purchase of Class B shares.

(2) The maximum CDSC is a percentage of the lesser of the net asset value at the time of the redemption or the net asset value when the shares were originally purchased.

(3) A contingent deferred sales charge of 1.00% may be assessed on certain redemptions (a) of Class A shares made within 24 months following any purchases made without a sales charge, and (b) Class C shares if they are redeemed before the first anniversary of their purchase.

(4) The annual operating expenses are based on estimated expenses for the current fiscal period.

(5) Because these fees are paid out on an ongoing basis, over time they will increase the cost of your investment and may cost you more than paying other types of sales charges.


Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example, like that in other funds' prospectuses, assumes that you invest $10,000 in the Fund at the maximum sales charge, if any, for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs (including any applicable contingent deferred sales charges) would be:


SHARE CLASS                                                            1 YEAR            3 YEARS
Class A shares                                                           $742             $1,091
Class B shares                                                           $738             $1,033
Class C shares                                                           $338               $733
Class P shares                                                           $183               $566
You would have paid the following expenses if you did not redeem your shares:
Class A shares                                                           $742             $1,091
Class B shares                                                           $238               $733
Class C shares                                                           $238               $733
Class P shares                                                           $183               $566

[SIDENOTE]
MANAGEMENT FEES are payable to Lord, Abbett & Co. ("Lord Abbett") for the Fund's investment management. Lord Abbett is currently waiving its management fees. Lord Abbett may stop waiving the management fee at any time. The total operating expense ratio with the fee waiver is 0.99% for Class A shares, 1.60% for Class B shares and C shares, and 1.05% for Class P shares.

12b-1 FEES refer to fees incurred for activities that are primarily intended to result in the sale of Fund shares and service fees for shareholder account service and maintenance.

OTHER EXPENSES include fees paid for miscellaneous items such as shareholder service fees and professional fees.

3 THE FUND

                              Your Investment


PURCHASES

The Fund offers in this prospectus four classes of shares: Class A, B, C, and P, each with different expenses and dividends. You may purchase shares at the net asset value ("NAV") per share determined after we receive your purchase order submitted in proper form. A front-end sales charge may be added to the NAV in the case of the Class A shares. There is no front-end sales charge in the case of Class B, Class C, and Class P shares; although, there may be a contingent deferred sales charge ("CDSC") as described below.

You should read this section carefully to determine which class of shares represents the best investment option for your particular situation. It may not be suitable for you to place a purchase order for Class B shares of $500,000 or more or a purchase order for Class C shares of $1,000,000 or more. You should discuss purchase options with your investment professional.

FOR MORE INFORMATION, SEE "CAPITAL STOCK AND OTHER SECURITIES" IN THE STATEMENT OF ADDITIONAL INFORMATION.

We reserve the right to withdraw all or any part of the offering made by this prospectus or to reject any purchase order. We also reserve the right to waive or change minimum investment requirements. All purchase orders are subject to our acceptance and are not binding until confirmed or accepted in writing.

Share Classes
CLASS A   -    normally offered with a front-end sales charge

CLASS B   -    no front-end sales charge, however, a CDSC is applied to shares sold prior to the sixth anniversary of purchase
          -    higher annual expenses than Class A shares
          -    automatically converts to Class A shares after eight years


CLASS C   -    no front-end sales charge, however, a CDSC is applied to shares sold prior to the first anniversary of purchase
          -    higher annual expenses than Class A shares

CLASS P   -    available to certain pension or retirement plans and pursuant to a Mutual Fund Fee Based Program


Front-End Sales Charges - Class A Shares

                                                                                                      TO COMPUTE
                                                    AS A % OF                 AS A % OF             OFFERING PRICE
YOUR INVESTMENT                                   OFFERING PRICE           YOUR INVESTMENT          DIVIDE NAV BY
Less than $50,000                                      5.75%                    6.10%                    .9425
$50,000 to $99,999                                     4.75%                    4.99%                    .9525
$100,000 to $249,999                                   3.95%                    4.11%                    .9605
$250,000 to $499,999                                   2.75%                    2.83%                    .9725
$500,000 to $999,999                                   1.95%                    1.99%                    .9805
$1,000,000 and over                              No Sales Charge                                        1.0000

[SIDENOTE]
NAV per share for each class of Fund shares is calculated each business day at the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time. Purchases and sales of Fund shares are executed at the NAV next determined after the Fund receives your order in proper form. In calculating NAV, securities (including foreign securities, if any) for which market quotations are available are valued at those quotations. Securities for which such quotations are not available are valued at fair value under procedures approved by the Board of Trustees of the Fund. Certain foreign securities that are primarily listed on foreign exchanges may trade on weekends or days when the Fund's NAV is not calculated. As a result, the Fund's NAV may change on days when shareholders will not be able to purchase or redeem Fund shares.

4 YOUR INVESTMENT

REDUCING YOUR CLASS A FRONT-END SALES CHARGES. Class A shares may be purchased at a discount if you qualify under either of the following conditions:

- RIGHTS OF ACCUMULATION - A Purchaser may apply the value at public offering price of the shares already owned to a new purchase of Class A shares of any Eligible Fund in order to reduce the sales charge.

- LETTER OF INTENTION - A Purchaser of Class A shares can purchase additional shares of any Eligible Fund over a 13-month period and receive the same sales charge as if he or she had purchased all shares at once. Shares purchased through reinvestment of dividends or distributions are not included. A Letter of Intention can be backdated 90 days. Current holdings under Rights of Accumulation may be included in a Letter of Intention.

FOR MORE INFORMATION ON ELIGIBILITY FOR THESE PRIVILEGES, READ THE APPLICABLE SECTIONS IN THE ATTACHED APPLICATION.

CLASS A SHARE PURCHASES WITHOUT A FRONT-END SALES CHARGE. Class A shares may be purchased without a front-end sales charge under any of the following conditions:

-   purchases of $1 million or more [GRAPHIC]

-   purchases by Retirement Plans with at least 100 eligible employees [GRAPHIC]

-   purchases under a Special Retirement Wrap Program [GRAPHIC]

- purchases made with dividends and distributions on Class A shares of another Eligible Fund

- purchases representing repayment under the loan feature of the Lord Abbett-sponsored prototype 403(b) Plan for Class A shares

- purchases by employees of any consenting securities dealer having a sales agreement with Lord Abbett Distributor

-   purchases under a Mutual Fund Fee Based Program

- purchases by trustees or custodians of any pension or profit sharing plan, or payroll deduction IRA for employees of any consenting securities dealer having a sales agreement with Lord Abbett Distributor

- purchases by each Lord Abbett-sponsored fund's Directors or Trustees, officers of each Lord Abbett-sponsored fund, employees and partners of Lord Abbett (including retired persons who formerly held such positions). These categories of purchasers also include family members of such purchasers.

SEE THE STATEMENT OF ADDITIONAL INFORMATION FOR A LISTING OF OTHER CATEGORIES OF PURCHASERS WHO QUALIFY FOR CLASS A SHARE PURCHASES WITHOUT A FRONT-END SALES CHARGE.

[GRAPHIC] THESE CATEGORIES MAY BE SUBJECT TO A CDSC.

CLASS A SHARE CDSC. If you buy Class A shares under one of the starred ([GRAPHIC]) categories listed above or if you acquire Class A shares in exchange for Class A shares of another Lord Abbett-sponsored fund subject to a CDSC and you redeem any of the Class A shares within 24 months after the month in which you initially purchased those shares, the Fund will normally collect a CDSC of 1% and remit it to the fund in which you originally purchased the shares.

The Class A share CDSC generally will be waived for the following conditions:

- benefit payments under Retirement Plans in connection with loans, hardship with drawals, death, disability, retirement, separation from service or any excess distribution under Retirement Plans (documentation may be required)

[SIDENOTE]
LORD ABBETT DISTRIBUTOR LLC ("Lord Abbett Distributor") acts as agent for the Fund to work with investment professionals that buy and/or sell shares of the Fund on behalf of their clients. Generally, Lord Abbett Distributor does not sell Fund shares directly to investors.

SPECIAL RETIREMENT WRAP PROGRAM. A program sponsored by an Authorized Institution showing one or more characteristics distinguishing it, in the opinion of Lord Abbett Distributor, from a Mutual Fund Fee Based Program. Such characteristics include, among other things, the fact that an Authorized Institution does not charge its clients any fee of a consulting or advisory nature that is economically equivalent to the distribution fee under the Class A 12b-1 Plan and the fact that the program relates to participant-directed Retirement Plans.

RETIREMENT PLANS include employer-sponsored retirement plans under the Internal Revenue Code, excluding Individual Retirement Accounts.

Lord Abbett offers a variety of Retirement Plans. Call 800-253-7299 for information about:

-   Traditional, Rollover, Roth and Education IRAs

-   Simple IRAs, SEP-IRAs, 401(k) and 403(b) accounts

-   Defined Contribution Plans.

BENEFIT PAYMENT DOCUMENTATION.
(Class A CDSC only)

-   under $50,000 - no documentation necessary

- over $50,000 - reason for benefit payment must be received in writing. Use the address indicated under "Opening your Account."

5 YOUR INVESTMENT

- redemptions continuing as investments in another fund participating in a Special Retirement Wrap Program.

CLASS B SHARE CDSC. The CDSC for Class B shares normally applies if you redeem your shares before the sixth anniversary of their initial purchase. The CDSC will be remitted to Lord Abbett Distributor. The CDSC declines the longer you own your shares, according to the following schedule:

Contingent Deferred Sales Charges - Class B Shares


ANNIVERSARY(1) OF THE DAY ON                                                           CONTINGENT DEFERRED SALES CHARGE
WHICH THE PURCHASE ORDER                                                               ON REDEMPTION (AS % OF AMOUNT
WAS ACCEPTED                                                                           SUBJECT TO CHARGE)
On                                                         Before
                                                           1st                                       5.0%
1st                                                        2nd                                       4.0%
2nd                                                        3rd                                       3.0%
3rd                                                        4th                                       3.0%
4th                                                        5th                                       2.0%
5th                                                        6th                                       1.0%
on or after the 6th(2)                                                                               None

(1) The anniversary is the same calendar day in each respective year after the date of purchase. For example, the anniversaries for shares purchased on May 1 will be May 1 of each succeeding year.

(2) Class B shares will automatically convert to Class A shares on the eighth anniversary of the purchase of Class B shares.


The Class B share CDSC generally will be waived under the following circumstances:

- benefit payments under Retirement Plans in connection with loans, hardship withdrawals, death, disability, retirement, separation from service or any excess contribution or distribution under Retirement Plans

- Eligible Mandatory Distributions under 403(b) Plans and individual retirement accounts

-    death of the shareholder

- redemptions of shares in connection with Div-Move and Systematic Withdrawal Plans (up to 12% per year)

SEE "SYSTEMATIC WITHDRAWAL PLAN" UNDER "SERVICES FOR FUND INVESTORS" BELOW FOR MORE INFORMATION ON CDSCS WITH RESPECT TO CLASS B SHARES.

CLASS C SHARE CDSC. The 1% CDSC for Class C shares normally applies if you redeem your shares before the first anniversary of the purchase of such shares. The CDSC will be remitted to either Lord Abbett Distributor or the fund involved in the original purchase depending on which entity originally paid the sales compensation to your dealer.

CLASS P SHARES. Class P shares have lower annual expenses than Class B and Class C shares, no front-end sales charge, and no CDSC. Class P shares are currently sold and redeemed at NAV (a) pursuant to a Mutual Fund Fee Based Program, or (b) to the trustees of, or employer-sponsors with respect to, pension or retirement plans with at least 100 eligible employees (such as a plan under Section 401(a), 401(k) or 457(b) of the Internal Revenue Code) that engage an investment professional providing, or participating in an agreement to provide, certain recordkeeping, administrative and/or sub-transfer agency services to the Fund on behalf of the Class P shareholders.

[SIDENOTE]
CDSC, regardless of class, is not charged on shares acquired through reinvestment of dividends or capital gains distributions and is charged on the original purchase cost or the current market value of the shares at the time they are being sold, which-ever is lower. In addition, repayment of loans under Retirement Plans and 403(b) Plans will constitute new sales for purposes of assessing the CDSC.

To minimize the amount of any CDSC, each Fund redeems shares in the following order:

1. shares acquired by reinvestment of dividends and capital gains (always free of a CDSC)

2. shares held for six years or more (Class B) or two years or more after the month of purchase (Class A) or one year or more (Class C)

3. shares held the longest before the sixth anniversary of their purchase (Class B) or before the second anniversary after the month of purchase (Class A) or before the first anniversary of their purchase (Class C).

6 YOUR INVESTMENT

SALES COMPENSATION

As part of its plan for distributing shares, the Fund and Lord Abbett Distributor pay sales and service compensation to Authorized Institutions that sell the Fund's shares and service its shareholder accounts.

Sales compensation originates from two sources, as shown in the table "Fees and Expenses:" sales charges that are paid directly by shareholders; and 12b-1 distribution fees that are paid out of the Fund's assets. Service compensation originates from 12b-1 service fees. Because distribution and other fees are paid out on an ongoing basis, over time they will increase the cost of your investment and may cost you more than paying other types of sales charges. The total 12b-1 fees payable with respect to each share class are estimated at .39% of Class A shares (including distribution fees of up to 1.00% on certain qualifying purchases), 1.00% of Class B and Class C shares, and .45% of Class P shares. The Rule 12b-1 plans for Class A and Class P shares provide that the maximum payments that may be authorized by the Board are .50% and .75% respectively. The amounts payable as compensation to Authorized Institutions, such as your dealer, are shown in the chart at the end of this prospectus. The portion of such compensation paid to Lord Abbett Distributor is discussed under "Sales Activities" and "Service Activities." Sometimes we do not pay compensation where tracking data is not available for certain accounts or where the Authorized Institution waives part of the compensation. In such cases, we may not require payment of any otherwise applicable CDSC.

We may pay Additional Concessions to Authorized Institutions from time to time.

SALES ACTIVITIES. We may use 12b-1 distribution fees to pay Authorized Institutions to finance any activity that is primarily intended to result in the sale of shares.

Lord Abbett Distributor uses its portion of the distribution fees attributable to the Fund's Class A and Class C shares for activities that are primarily intended to result in the sale of such Class A and Class C shares, respectively. These activities include, but are not limited to, printing of prospectuses and statements of additional information and reports for other than existing shareholders, preparation and distribution of advertising and sales material, expenses of organizing and conducting sales seminars, Additional Concessions to Authorized Institutions, the cost necessary to provide distribution-related services or personnel, travel, office expenses, equipment and other allocable overhead.

SERVICE ACTIVITIES. We may pay 12b-1 service fees to Authorized Institutions for any activity that is primarily intended to result in personal service and/or the maintenance of shareholder accounts. Any portion of the service fees paid to Lord Abbett Distributor will be used to service and maintain shareholder accounts.

[SIDENOTE]
12b-1 FEES ARE PAYABLE REGARDLESS OF EXPENSES. The amounts payable by the Fund need not be directly related to expenses. If Lord Abbett Distributor's actual expenses exceed the fee payable to it, the Fund will not have to pay more than that fee. If Lord Abbett Distributor's expenses are less than the fee it receives, Lord Abbett Distributor will keep the full amount of the fee.


7 YOUR INVESTMENT

COMPENSATION FOR YOUR DEALER

                                                         FIRST YEAR COMPENSATION

                                      Front-end
                                      sales charge             Dealer's
                                      paid by investors        concession             Service fee(1)          Total compensation(2)
Class A investments                   (% of offering price)    (% of offering price)  (% of net investment)   (% of offering price)
-----------------------------------------------------------------------------------------------------------------------------------
Less than $50,000                             5.75%                    5.00%                0.25%                      5.24%
-----------------------------------------------------------------------------------------------------------------------------------
$50,000 - $99,999                             4.75%                    4.00%                0.25%                      4.24%
-----------------------------------------------------------------------------------------------------------------------------------
$100,000 - $249,999                           3.95%                    3.25%                0.25%                      3.49%
-----------------------------------------------------------------------------------------------------------------------------------
$250,000 - $499,999                           2.75%                    2.25%                0.25%                      2.49%
-----------------------------------------------------------------------------------------------------------------------------------
$500,000 - $999,999                           1.95%                    1.75%                0.25%                      2.00%
-----------------------------------------------------------------------------------------------------------------------------------
$1 million or more(3) or Retirement Plan - 100 or more eligible employees(3) or
Special Retirement Wrap Program(3)
First $5 million                    no front-end sales charge          1.00%                0.25%                      1.25%
-----------------------------------------------------------------------------------------------------------------------------------
Next $5 million above that          no front-end sales charge          0.55%                0.25%                      0.80%
-----------------------------------------------------------------------------------------------------------------------------------
Next $40 million above that         no front-end sales charge          0.50%                0.25%                      0.75%
-----------------------------------------------------------------------------------------------------------------------------------
Over $50 million                    no front-end sales charge          0.25%                0.25%                      0.50%
-----------------------------------------------------------------------------------------------------------------------------------
Class B investments(4)                                                 Paid at time of sale (% of net asset value)
-----------------------------------------------------------------------------------------------------------------------------------
All amounts                         no front-end sales charge          3.75%                0.25%                      4.00%
-----------------------------------------------------------------------------------------------------------------------------------
Class C investments(4)
-----------------------------------------------------------------------------------------------------------------------------------
All amounts                         no front-end sales charge          0.75%                0.25%                      1.00%
-----------------------------------------------------------------------------------------------------------------------------------
Class P investments                                                    Percentage of average net assets
-----------------------------------------------------------------------------------------------------------------------------------
All amounts                         no front-end sales charge          0.25%                0.20%                      0.45%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                   ANNUAL COMPENSATION AFTER FIRST YEAR

Class A investments                                                    Percentage of average net assets(5)
-----------------------------------------------------------------------------------------------------------------------------------
All amounts                         no front-end sales charge          none                 0.25%                      0.25%
-----------------------------------------------------------------------------------------------------------------------------------
Class B investments(4)
-----------------------------------------------------------------------------------------------------------------------------------
All amounts                         no front-end sales charge          none                 0.25%                      0.25%
-----------------------------------------------------------------------------------------------------------------------------------
Class C investments(4)
-----------------------------------------------------------------------------------------------------------------------------------
All amounts                         no front-end sales charge          0.75%                0.25%                      1.00%
-----------------------------------------------------------------------------------------------------------------------------------
Class P investments
-----------------------------------------------------------------------------------------------------------------------------------
All amounts                         no front-end sales charge          0.25%                0.20%                      0.45%
-----------------------------------------------------------------------------------------------------------------------------------

(1) The service fees for Class A and Class P shares are paid quarterly. The first year's service fees on Class B and Class C shares are paid at the time of sale.

(2) Reallowance/concession percentages and service fee percentages are calculated from different amounts, and therefore may not equal total compensation percentages if combined using simple addition. Additional Concessions may be paid to Authorized Institutions, such as your dealer, from time to time.

(3) Concessions are paid at the time of sale on all Class A shares sold during any 12-month period starting from the day of the first net asset value sale. With respect to (a) Class A share purchases at $1 million or more, sales qualifying at such level under rights of accumulation and Letter of Intention privileges are included and (b) for Special Retirement Wrap Programs, only new sales are eligible and exchanges into the Fund are excluded. Certain purchases of Class A shares are subject to a CDSC.

(4)  Class B and Class C shares are subject to CDSCs.

(5) With respect to Class B, Class C and Class P shares, 0.25%, 1.00% and 0.45%, respectively, of the average annual net asset value of such shares outstanding during the quarter (including distribution reinvestment shares after the first anniversary of their issuance) is paid to Authorized Institutions, such as your dealer. These fees are paid quarterly in arrears.

8 Your Investment

OPENING YOUR ACCOUNT

MINIMUM INITIAL INVESTMENT

-     Regular Account                                                 $1,000
-     Individual Retirement Accounts and
      403(b) Plans under the Internal Revenue Code                    $  250
-     Uniform Gift to Minor Account                                   $  250
-     Invest-A-Matic                                                  $  250

For Retirement Plans and Mutual Fund Fee Based Program no minimum investment is required, regardless of share class.

You may purchase shares through any independent securities dealer who has a sales agreement with Lord Abbett Distributor, or you can fill out the attached application and send it to the Fund at the address stated below. You should carefully read the paragraph below entitled "Proper Form" before placing your order to ensure that your order will be accepted.

LORD ABBETT SMALL-CAP BLEND FUND
P.O. Box 219100
Kansas City, MO 64121

PROPER FORM. An order submitted directly to the Fund must contain: (1) a completed application, and (2) payment by check. When purchases are made by check, redemption proceeds will not be paid until the Fund or transfer agent is advised that the check has cleared, which may take up to 15 calendar days. For more information call the Fund at 800-821-5129.

BY EXCHANGE. Telephone the Fund at 800-821-5129 to request an exchange from any eligible Lord Abbett-sponsored fund.

REDEMPTIONS

Redemptions of Fund shares are executed at the NAV next determined after the Fund receives your order in proper form.

BY BROKER. Call your investment professional for instructions on how to redeem your shares.

BY TELEPHONE. To obtain the proceeds of a redemption of $50,000 or less from your account, you or your representative should call the Fund at 800-821-5129.

BY MAIL. Submit a written redemption request indicating the name(s) in which the account is registered, the Fund's name, the class of shares, your account number, and the dollar value or number of shares you wish to sell.

Include all necessary signatures. If the signer has any Legal Capacity, the signature and capacity must be guaranteed by an Eligible Guarantor. Certain other legal documentation may be required. For more information regarding proper documentation call 800-821-5129.

Normally a check will be mailed to the name(s) and address in which the account is registered (or otherwise according to your instruction) within three business days after receipt of your redemption request. Your account balance must be sufficient to cover the amount being redeemed or your redemption order will not be processed. Under unusual circumstances, the Fund may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities laws.

[SIDENOTE]

EXCHANGE LIMITATIONS. Exchanges should not be used to try to take advantage of short-term swings in the market. Frequent exchanges and similar trading practices can disrupt management of the Fund and raise its expenses. Accordingly, the Fund reserves the right to limit or terminate this privilege for any shareholder making frequent exchanges or abusing the privilege. The Fund also may revoke the privilege for all shareholders upon 60 days' written notice. In addition, as stated under "Purchases," the Fund reserves the right to reject any purchase order, including purchase orders from shareholders whose trading has been or may be disruptive to the Fund.

SMALL ACCOUNTS. Our Board may authorize closing any account in which there are fewer than 25 shares if it is in the Fund's best interest to do so.

ELIGIBLE GUARANTOR is any broker or bank that is a member of the medallion stamp program. Most major securities firms and banks are members of this program. A NOTARY PUBLIC IS NOT AN ELIGIBLE GUARANTOR.

                                                             Your Investment 9

To determine if a CDSC applies to a redemption, see "Class A share CDSC," "Class B share CDSC" or "Class C share CDSC."

DISTRIBUTIONS AND TAXES

The Fund expects to pay its shareholders dividends from its net investment income annually and distribute its net capital gains (if any) as "capital gains distributions" on an annual basis.

Distributions will be reinvested in Fund shares unless you instruct the Fund to pay them to you in cash. If you instruct the Fund to pay distributions in cash, and the Post Office is unable to deliver one or more of your checks or one or more of your checks remains uncashed for a certain period, the Fund reserves the right to reinvest your checks in your account at the NAV on the day of the reinvestment following such period. In addition, the Fund reserves the right to reinvest all subsequent distributions in additional Fund shares in your account. No interest will accrue on checks while they remain uncashed, before they are reinvested, or on amounts represented by uncashed redemption checks. There are no sales charges on such reinvestments.

For federal income tax purposes, the Fund's distributions of investment income and short-term capital gains are taxable to you as ordinary income. Distributions from the Fund's net long-term capital gains are taxable as long-term capital gains in the year of receipt.

The tax treatment of distributions, including net long-term capital gains, is the same for all shareholders regardless of how long they have owned Fund shares or whether distributions are reinvested or paid in cash.

Except in tax-advantaged accounts, any sale, redemption or exchange of Fund shares may be taxable to the shareholder.

If you buy shares when the Fund has realized but not yet distributed income or capital gains, you will be "buying a dividend" by paying the full price for shares and then receiving a portion of the price back in the form of a potentially taxable dividend.

Information concerning the tax treatment of distributions, including the source of dividends and distributions of capital gains by the Fund, will be mailed to shareholders each year. Because everyone's tax situation is unique, you should consult your tax adviser regarding the treatment of distributions under the federal, state and local tax rules that apply to you, as well as the tax consequences of gains or losses from the redemption, sale, or exchange of your shares.

10 Your Investment

SERVICES FOR FUND INVESTORS

AUTOMATIC SERVICES

Buying or selling shares automatically is easy with the services described below. With each service, you select a schedule and amount, subject to certain restrictions. You may set up most of these services when filling out your application or by calling 800-821-5129.

For investing

INVEST-A-MATIC      You may make fixed, periodic investments ($50 minimum) into
(Dollar-cost        your Fund account by means of automatic money transfers from
averaging)          your bank checking account. See the attached application for instructions.

DIV-MOVE You may automatically reinvest the dividends and distributions from your account into another account in any Eligible Fund ($50 minimum).

For selling shares

SYSTEMATIC          You can make regular withdrawals from most Lord Abbett
WITHDRAWAL          Funds. Automatic cash withdrawals will be paid to you from
PLAN ("SWP")        your account in fixed or variable amounts. To establish a
                    plan, the value of your shares must be at least $10,000,
                    except for Retirement Plans for which there is no minimum.
                    Your shares must be in non-certificate form.

CLASS B SHARES      The CDSC will be waived on redemptions of up to 12% of the current net asset value of your account at the time of your
                    SWP request. For Class B SWP share redemptions over 12% per year, the CDSC will apply to the entire redemption. Please contact the Fund for assistance in minimizing the CDSC in
                    this situation.

CLASS B AND         Redemption proceeds due to a SWP for Class B and Class C
CLASS C SHARES      shares will be redeemed in the order described under
                    "Purchases."

OTHER SERVICES

TELEPHONE INVESTING. After we have received the attached application (selecting "yes" under Section 8C and completing Section 7), you may instruct us by phone to have money transferred from your bank account to purchase shares of the Fund for an existing account. The Fund will purchase the requested shares when it receives the money from your bank.

EXCHANGES. You or your investment professional may instruct the Fund to exchange shares of any class for shares of the same class of any Eligible Fund. Instruction may be provided in writing or by telephone, with proper identification, by calling 800-821-5129. The Fund must receive instructions for the exchange before the close of the NYSE on the day of your call in which case you will get the NAV per share of the Eligible Fund determined on that day. Exchanges will be treated as a sale for federal tax purposes. Be sure to read the current prospectus for any fund into which you are exchanging.

REINVESTMENT PRIVILEGE. If you sell shares of the Fund, you have a one-time right to reinvest some or all of the proceeds in the same class of any Eligible Fund within 60 days without a sales charge. If you paid a CDSC when you sold your shares, you will be credited with the amount of the CDSC. All accounts involved must have the same registration.

ACCOUNT STATEMENTS. Every Lord Abbett investor automatically receives quarterly account statements.

HOUSEHOLDING. Shareholders with the same last name and address will receive a single copy of a prospectus and an annual and semi-annual report unless additional reports are specifically requested in writing to the Fund.

[SIDENOTE]

TELEPHONE TRANSACTIONS. You have this privilege unless you refuse it in writing. For your security, telephone transaction requests are recorded. We will take measures to verify the identity of the caller, such as asking for your name, account number, social security or taxpayer identification number and other relevant information. The Fund will not be liable for following instructions communicated by telephone that it reasonably believes to be genuine.

Transactions by telephone may be difficult to implement in times of drastic economic or market change.

                                                            Your Investment 11

ACCOUNT CHANGES. For any changes you need to make to your account, consult your investment professional or call the Fund at 800-821-5129.

SYSTEMATIC EXCHANGE. You or your investment professional can establish a schedule of exchanges between the same classes of any Eligible Fund.

MANAGEMENT

The Fund's investment adviser is Lord, Abbett & Co., located at 90 Hudson St., Jersey City, NJ 07302-3973. Founded in 1929, Lord Abbett manages one of the nation's oldest mutual fund complexes, with approximately $38 billion in more than 40 mutual fund portfolios and other advisory accounts. For more information about the services Lord Abbett provides to the Fund, see the Statement of Additional Information.

Lord Abbett is entitled to an annual management fee of .75% based on the Fund's average daily net assets. The fee is calculated daily and payable monthly. In addition, the Fund pays all expenses not expressly assumed by Lord Abbett.

INVESTMENT MANAGERS. Lord Abbett uses a team of investment managers and analysts acting together to manage the Fund's investments. Michael T. Smith heads the team. Mr. Smith joined Lord Abbett in 1997; before that, he was an Equity Analyst at Capital Management Associates from 1994 to 1997.

12 Your Investment

FOR MORE INFORMATION

OTHER INVESTMENT TECHNIQUES

This section describes some of the investment techniques that might be used by the Fund and their risks. None of these techniques are principal investment strategies of the Fund.

ADJUSTING INVESTMENT EXPOSURE. The Fund will be subject to the risks associated with investments. The Fund may, but is not required to, use various strategies to change its investment exposure to adjust to changes in economic, social, political, and general market conditions, which affect security prices, interest rates, currency exchange rates, commodity prices and other factors. The Fund may use transactions to change the risk and return characteristics of the Fund's portfolio. If we judge market conditions incorrectly or use a strategy that does not correlate well with the Fund's investments, it could result in a loss, even if we intended to lessen risk or enhance returns. These transactions may involve a small investment of cash compared to the magnitude of the risk assumed and could produce disproportionate gains or losses.

FOREIGN SECURITIES. The Fund may invest up to 10% of its net assets in foreign securities that are primarily traded outside the United States. Foreign markets and the securities traded in them may not be subject to the same degree of regulation as U.S. markets. Securities clearance, settlement procedures and trading practices may be different, and transaction costs may be higher in foreign countries. There may be less trading volume and liquidity in foreign markets, subjecting the securities traded in them to higher price fluctuations. Foreign investments also may be affected by changes in currency rates or currency controls.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. The Fund may enter into financial futures contracts and related options transactions for bona fide hedging purposes or to pursue risk management or speculative strategies; although, it does not currently intend to do so. These transactions involve the purchase or sale of a contract to buy or sell a specified financial instrument at a specific future date and price on an exchange or in the over the counter market ("OTC"). The Fund may not purchase or sell futures contracts, options on futures contracts or options on currencies traded on a CFTC-regulated exchange for non-bona fide hedging purposes if the aggregated initial margin and premiums required to establish such positions would exceed 5% of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and losses on any such contracts it has entered into.

OPTIONS TRANSACTIONS. The Fund may purchase and write put and call options on equity securities that are traded on national securities exchanges. A "call option" is a contract sold for a price giving its holder the right to buy a specific number of shares of stock at a specific price prior to a specified date. A "covered call option" is a call option issued on securities already owned by the writer of the call option for delivery to the holder upon the exercise of the option. The Fund may write covered call options that are traded on a national securities exchange with respect to securities in its portfolio in an attempt to increase its income and to provide greater flexibility in the disposition of its portfolio securities. A "put option" gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying securities at the exercise price at any time during the option period. A put option sold by the Fund is covered when, among other things, the Fund segregates permissible liquid assets having a value equal to or greater than the

                                                     For More Information    13
exercise price of the option to fulfill the obligation undertaken. The Fund will not purchase an option if, as a result of such purchase, more than 10% of its total assets would be invested in premiums for such options. The Fund may only sell (write) covered put options to the extent that cover for such options does not exceed 15% of its net assets. The Fund may only sell (write) covered call options having an aggregate market value of less than 25% of its total assets.

RISKS OF FUTURES CONTRACTS AND OPTIONS TRANSACTIONS. The Fund's transactions, if any, in futures, options on futures and other options involve additional risk of loss. Loss may result from a lack of correlation between changes in the value of these derivative instruments and the Fund's assets being hedged, the potential illiquidity of the markets for derivative instruments, or the risks arising from margin requirements and related leverage factors associated with such transactions. The use of these investment techniques also involves the risk of loss if Lord Abbett is incorrect in its expectation of fluctuations in securities prices.

TEMPORARY DEFENSIVE INVESTMENTS. At times the Fund may take a temporary defensive position by investing some or all of its assets in short-term fixed income securities such as U.S. Government obligations, bank certificates of deposit, bankers' acceptances, commercial paper and repurchase agreements. This could reduce the benefit from any upswing in the market and prevent the Fund from achieving its investment objective.

GLOSSARY OF SHADED TERMS

ADDITIONAL CONCESSIONS. Lord Abbett Distributor may, for specified periods, allow dealers to retain the full sales charge for sales of shares or may pay an additional concession to a dealer who sells a minimum dollar amount of our shares and/or shares of other Lord Abbett-sponsored funds. In some instances, such additional concessions will be offered only to certain dealers expected to sell significant amounts of shares. Additional payments may be paid from Lord Abbett Distributor's own resources or from distribution fees received from a fund and may be made in the form of cash or, if permitted, non-cash payments. The non-cash payments may include business seminars at Lord Abbett's headquarters or other locations, including meals and entertainment, or the receipt of merchandise. The cash payments may include payment of various business expenses of the dealer.

In selecting dealers to execute portfolio transactions for the Fund's portfolio, if two or more dealers are considered capable of obtaining best execution, we may prefer the dealer who has sold our shares and/or shares of other Lord Abbett-sponsored funds.

AUTHORIZED INSTITUTIONS. Institutions and persons permitted by law to receive service and/or distribution fees under a Rule 12b-1 Plan are "Authorized Institutions." Lord Abbett Distributor is an Authorized Institution.

ELIGIBLE FUND. An "Eligible Fund" is any Lord Abbett-sponsored fund except for (1) certain tax-free, single-state funds where the exchanging shareholder is a resident of a state in which such a fund is not offered for sale; (2) Lord Abbett Series Fund; (3) Lord Abbett U.S. Government Securities Money Market Fund ("GSMMF") (except for holdings in GSMMF that are attributable to any shares exchanged from the Lord Abbett Family of Funds); and (4) any other fund the shares of which are not available to the investor at the time of the transaction due to a limitation on the offering of the fund's shares. An Eligible Fund also is any Authorized Institution's affiliated money market fund satisfying Lord Abbett Distributor as to certain omnibus account and other criteria.

14    For More Information

ELIGIBLE MANDATORY DISTRIBUTIONS. If Class B shares represent a part of an individual's total IRA or 403(b) investment, the CDSC will be waived only for that part of a mandatory distribution that bears the same relation to the entire mandatory distribution as the Class B share investment bears to the total investment.

LEGAL CAPACITY. This term refers to the authority of an individual to act on behalf of an entity or other person(s). For example, if a redemption request were made on behalf of the estate of a deceased shareholder, John W. Doe, by a person (Robert A. Doe) who has the legal capacity to act for the estate of the deceased shareholder because he is the executor of the estate, then the request must be executed as follows: Robert A.Doe, Executor of the Estate of John W. Doe. That signature using that capacity must be guaranteed by an Eligible Guarantor.

To give another example, if a redemption request were to be made on behalf of the ABC Corporation by a person (Mary B. Doe) who has the legal capacity to act on behalf of the Corporation, because she is the President of the Corporation, the request must be executed as follows: ABC Corporation by Mary B.Doe, President. That signature using that capacity must be guaranteed by an Eligible Guarantor (see examples in right column).

MUTUAL FUND FEE-BASED PROGRAM. Certain unaffiliated authorized brokers, dealers, registered investment advisers or other financial institutions ("entities") who either (1) have an arrangement with Lord Abbett Distributor in accordance with certain standards approved by Lord Abbett Distributor, providing specifically for the use of our shares (and sometimes providing for acceptance of orders for such shares on our behalf) in particular investment products made available for a fee to clients of such entities, or (2) charge an advisory, consulting or other fee for their services and buy shares for their own accounts or the accounts of their clients.

PURCHASER. The term "purchaser" includes: (1) an individual; (2) an individual and his or her spouse and children under the age of 21; and (3) a trustee or other fiduciary purchasing shares for a single trust, estate or single fiduciary account (including a pension, profit-sharing, or other employee benefit trust qualified under Section 401 of the Internal Revenue Code - more than one qualified employee benefit trust of a single employer, including its consolidated subsidiaries, may be considered a single trust, as may qualified plans of multiple employers registered in the name of a single bank trustee as one account), although more than one beneficiary is involved.

[SIDENOTE]

GUARANTEED SIGNATURE. An acceptable form of guarantee would be as follows:

- In the case of the estate -

/s/ Robert A. Doe
Executor of the Estate of
John W. Doe

[Date]

SIGNATURE GUARANTEED
MEDALLION GUARANTEED

NAME OF GUARANTOR

/s/ ILLEGIBLE
-------------------------------------------
                       AUTHORIZED SIGNATURE
( 960 )                            X9803470
SECURITIES TRANSFER AGENTS MEDALLION PROGRAM-TM-
                                            SR



- In the case of the corporation -
  ABC Corporation

/s/ Mary B. Doe

By Mary B. Doe, President

[Date]

SIGNATURE GUARANTEED
MEDALLION GUARANTEED

NAME OF GUARANTOR

/s/ ILLEGIBLE
-------------------------------------------
                       AUTHORIZED SIGNATURE
( 960 )                            X9803470
SECURITIES TRANSFER AGENTS MEDALLION PROGRAM-TM-
                                            SR

                                                     For More Information    15

ADDITIONAL INFORMATION

     More information on the Fund is or will be available free upon request, including the following:

     ANNUAL/SEMI-ANNUAL REPORT

     Describes the Fund, lists portfolio holdings, and contains a letter from the Fund's manager discussing recent market conditions and the Fund's investment strategies.

     STATEMENT OF ADDITIONAL INFORMATION ("SAI")

     Provides more details about the Fund and its policies. A current SAI is on file with the Securities and Exchange Commission ("SEC") and is incorporated by reference (is legally considered part of this prospectus).

         Lord Abbett Blend Trust -
                  Lord Abbett Small-Cap Blend Fund                LASCC-1 (7/01)

SEC FILE NUMBERS: 811-10371

[SIDENOTE]

TO OBTAIN INFORMATION

BY TELEPHONE.  Call the Fund at:
888-522-2388

BY MAIL.  Write to the Fund at:
The Lord Abbett Family of Funds
90 Hudson Street
Jersey City, NJ 07302-3973

VIA THE INTERNET.
LORD, ABBETT & CO.
www.LordAbbett.com

Text only versions of Fund
documents can be viewed
online or downloaded directly
from the SEC: www.sec.gov

You can also obtain copies by
visiting the SEC's Public Reference
Room in Washington, DC (phone
202-942-8090) or by sending your
request and a duplicating fee to
the SEC's Public Reference Section,
Washington, DC 20549-6009 or by
sending your request electronically
to publicinfo@sec.gov.

                       LORD ABBETT[LOGO]
                       -----------------

               Lord Abbett Mutual Fund shares are distributed by:
                          LORD ABBETT DISTRIBUTOR LLC
             90 Hudson Street - Jersey City, New Jersey 07302-3973

LORD ABBETT   [LOGO]

LORD ABBETT SMALL-CAP
  BLEND FUND

JULY 2, 2001
PROSPECTUS
CLASS Y SHARES

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Class Y shares of the Fund are neither offered to the general public nor available in all states. Please call 800-821-5129 for further information.

                               TABLE OF CONTENTS

                                     THE FUND                             Page

            What you should know
                  about the Fund

                                        Goal                               2
                                        Principal Strategy                 2
                                        Main Risks                         2
                                        Performance                        3
                                        Fees and Expenses                  3



                                     YOUR INVESTMENT

        Information for managing
               your Fund account

                                        Purchases                          4
                                        Redemptions                        5
                                        Distributions and Taxes            5
                                        Services For Fund Investors        6
                                        Management                         6



                                     FOR MORE INFORMATION

               How to learn more        Other Investment Techniques        7
                  about the Fund        Glossary of Shaded Terms           8

How to learn more about the Fund        Back Cover
     and other Lord Abbett Funds

                                    THE FUND

GOAL

The Fund's investment objective is to seek long-term growth of capital by investing primarily in stocks of small companies.

PRINCIPAL STRATEGY

To pursue this goal, the Fund invests under normal circumstances at least 80% of its total assets in stocks and equity related securities of small companies. A small company is defined as a company having a market capitalization at the time of purchase that falls within the market capitalization range of companies in the Russell 2000 Index, a widely used benchmark for small-cap stock performance. As of May 31, 2001, the market-capitalization range of the Russell 2000 Index was $144 million to $1,390 million. This range varies daily. The Fund will provide shareholders with at least 60 days notice of any change in this policy. Equity related securities may include common stocks, convertible bonds, convertible preferred stocks, warrants of companies and American Depository Receipts.

The Fund invests in a blend of growth and value stocks and chooses stocks using both:

- Quantitative research to identify companies selling at the lower end of their historic valuation range, companies with positive current earnings, and companies with growth prospects that are expected to exceed the growth rate of the U.S. economy.

- Fundamental research to learn about a company's operating environment, financial condition, leadership position within its industry, resources and strategic plans. We look for such factors as favorable earnings growth, improving fundamentals, and the potential for a catalyst (such as new products, key acquisition, change in business mix or a change in management) that may cause the price of the stock to rise.

We generally sell a stock when we think it no longer offers significant capital appreciation potential due to an elevated valuation, seems less likely to benefit from the current market and/or economic environment, or where fundamentals fall short of our expectations. We do not sell stock of a company solely because its market capitalization falls outside of the range of companies in the Russell 2000 Index.

MAIN RISKS

The Fund is subject to the general risks and considerations associated with equity investing, as well as the particular risks associated with growth and value stocks. The value of your investment will fluctuate in response to movements in the stock market in general and to the changing prospects of individual companies in which the Fund invests. Growth and value stocks may perform differently than the market as a whole and differently from each other or other types of stocks. This is because different types of stock tend to shift in and out of favor depending on market and economic conditions. Growth stocks may be more volatile. The market may fail to recognize the intrinsic value of particular value stocks for a long time. In addition, if the Fund's assessment of market conditions or companies held in the Fund is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.

Investing in small companies generally involves greater risks than investing in the stocks of large companies. Small companies may have less experienced management and unproven track records. They may rely on limited product lines and have limited financial resources. Small company stocks tend to have fewer shares outstanding and trade less frequently than the stocks of larger companies. As a result, there may be less liquidity in the prices of small company stocks, subjecting them to greater price fluctuations than larger companies.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund is not a complete investment program and may not be appropriate for all investors. You could lose money by investing in the Fund.

[SIDENOTE]
WE OR THE FUND refers to Lord Abbett Small-Cap Blend Fund.

ABOUT THE FUND. The Fund is a professionally managed portfolio primarily holding securities purchased with the pooled money of investors. It strives to reach its stated goal, although as with all mutual funds, it cannot guarantee results.

DEPOSITORY RECEIPTS include sponsored and unsponsored American Depository Receipts ("ADRs") and similar depository receipts. ADRs, typically issued by a financial institution (a "depository"), evidence ownership interests in a security or a pool of securities issued by a foreign company and deposited with the depository. Prices of ADRs are quoted in U.S. dollars, and ADRs are traded in the United States.

EQUITY SECURITIES include common stocks, preferred stocks, convertible securities, convertible preferred securities, warrants, and similar instruments. Common stocks, the most familiar type, represent an ownership interest in a corporation. Although equity securities have a history of long-term growth in their value, their prices fluctuate based on changes in a company's financial condition and on market and economic conditions. Convertible securities tend to be more volatile than debt securities but tend to be less volatile and produce more income than their underlying common stocks.

GROWTH STOCKS tend to be more volatile than slower-growing value stocks.

VALUE STOCKS are stocks of companies that we believe the market undervalues according to certain financial measurements of their intrinsic worth or business prospects.

You should read this entire prospectus, including "Other Investment Techniques," which concisely describes the other investment strategies used by the Fund and their risks.


2 The Fund

                                                            SMALL-CAP BLEND FUND

PERFORMANCE

The Fund does not show any performance because it has not completed a full calendar year of operations.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

================================================================================
FEE TABLE
--------------------------------------------------------------------------------
                                                                          CLASS Y
SHAREHOLDER FEES (Fees paid directly from your investment)
--------------------------------------------------------------------------------
Maximum Sales Charge on Purchases (as a % of offering price)                none
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge                                               none
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (Expenses deducted from Fund
assets) (as a % of average net assets)(1)
--------------------------------------------------------------------------------
Management Fees (See "Management")                                         0.75%
--------------------------------------------------------------------------------
Other Expenses                                                             0.60%
--------------------------------------------------------------------------------
Total Operating Expenses                                                   1.35%
--------------------------------------------------------------------------------

(1) The annual operating expenses are based on estimated expenses for the current fiscal period.

================================================================================
EXAMPLE
--------------------------------------------------------------------------------
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example, like that in other funds' prospectuses, assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

SHARE CLASS                         1 YEAR  3 YEARS
Class Y shares                      $137    $428
--------------------------------------------------------------------------------

[SIDENOTE]
MANAGEMENT FEES are payable to Lord Abbett for the Fund's investment management. Lord Abbett is currently waiving its management fees. Lord Abbett may stop waiving the management fee at any time. The total operating expense ratio with the fee waiver is 0.60%.

OTHER EXPENSES include fees paid for miscellaneous items such as shareholder service fees and professional fees.


                                                                      The Fund 3

                                 YOUR INVESTMENT

PURCHASES

CLASS Y SHARES. You may purchase Class Y shares at the net asset value ("NAV") with no sales charge. The NAV of our shares is calculated every business day as of the close of the New York Stock Exchange. Our shares are continuously offered. The offering price is based on NAV per share next determined after we receive your order submitted in proper form.

We reserve the right to withdraw all or part of the offering made by this prospectus or to reject any purchase order. We also reserve the right to waive or change minimum investment requirements. All purchase orders are subject to our acceptance and are not binding until confirmed or accepted in writing.

WHO MAY INVEST? Eligible purchasers of Class Y shares include: (1) certain authorized brokers, dealers, registered investment advisers or other financial institutions ("entities") who either (a) have an arrangement with Lord Abbett Distributor in accordance with certain standards approved by Lord Abbett Distributor, providing specifically for the use of our Class Y shares in particular investment products made available for a fee to clients of such entities, or (b) charge an advisory, consulting or other fee for their services and buy shares for their own accounts or the accounts of their clients ("Mutual Fund Fee Based Programs"); (2) the trustee or custodian under any deferred compensation or pension or profit-sharing plan or payroll deduction IRA established for the benefit of the employees of any company with an account(s) in excess of $10 million managed by Lord Abbett or its sub-advisers on a private-advisory-account basis; (3) institutional investors, such as retirement plans, companies, foundations, trusts, endowments and other entities where the total amount of potential investable assets exceeds $50 million that were not introduced to Lord Abbett by persons associated with a broker or dealer primarily involved in the retail security business. Additional payments may be made by Lord Abbett out of its own resources with respect to certain of these sales.

HOW MUCH MUST YOU INVEST? You may buy our shares through any independent securities dealer having a sales agreement with Lord Abbett Distributor, our exclusive selling agent. Place your order with your investment dealer or send the money to the Fund (P.O. Box 419100, Kansas City, Missouri 64141). The minimum initial investment is $1 million except for Mutual Fund Fee Based Programs, which have no minimum. This offering may be suspended, changed or withdrawn by Lord Abbett Distributor, which reserves the right to reject any order.

BUYING SHARES THROUGH YOUR DEALER. Orders for shares received by the Fund prior to the close of the NYSE, or received by dealers prior to such close and received by Lord Abbett Distributor prior to the close of its business day, will be confirmed at NAV effective at such NYSE close. Orders received by dealers after the NYSE closes and received by Lord Abbett Distributor in proper form prior to the close of its next business day are executed at the NAV effective as of the close of the NYSE on that next business day. The dealer is responsible for the timely transmission of orders to Lord Abbett Distributor. A business day is a day on which the NYSE is open for trading.

BUYING SHARES BY WIRE. To open an account, call 800-821-5129 Ext. 34028, Institutional Trade Dept., to set up your account and to arrange a wire transaction. Wire to: UMB, N.A., Kansas City, Routing number - 101000695, bank account number: 9878002611, FBO: (account name) and (your Lord Abbett account number). Specify the complete

[SIDENOTE]
NAV per share for the Fund is calculated each business day at the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time. Purchases and sales of Fund shares are executed at the NAV next determined after the Fund receives your order in proper form. In calculating NAV, securities for which market quotations are available are valued at those quotations. Securities for which such quotations are not available are valued at fair value under procedures approved by the Fund's Board. Certain foreign securities that are primarily listed on foreign exchanges may trade on weekends or days when the Fund's NAV is not calculated. As a result, the Fund's NAV may change on days when shareholders will not be able to purchase or redeem Fund shares.

LORD ABBETT DISTRIBUTOR LLC ("Lord Abbett Distributor") acts as agent for the Fund to work with investment professionals that buy and/or sell shares of the Fund on behalf of their clients. Generally, Lord Abbett Distributor does not sell Fund shares directly to investors.

EXCHANGE LIMITATIONS. Exchanges should not be used to try to take advantage of short-term swings in the market. Frequent exchanges and similar trading practices can disrupt management of the Fund and raise its expenses. Accordingly, the Fund reserves the right to limit or terminate this privilege for any shareholder making frequent exchanges or abusing the privilege. The Fund also may revoke the privilege for all shareholders upon 60 days' written notice. In addition, as stated under "Purchases," the Fund reserves the right to reject any purchase order, including purchase orders from shareholders whose trading has been or may be disruptive to the Fund.


4 Your Investment
name of the Fund, note Class Y shares and include your new account number and your name. To add to an existing account, wire to: UMB, N.A., Kansas City, routing number - 101000695, bank account number: 9878002611, FBO: (account name) and (your Lord Abbett account number). Specify the complete name of the Fund, note Class Y shares and include your account number and your name.

REDEMPTIONS

Redemption of Fund shares are executed at the NAV next determined after the Fund receives your order in proper form.

BY BROKER. Call your investment professional for instructions on how to redeem your shares.

BY TELEPHONE. To obtain the proceeds of a redemption of $50,000 or less from your account, you or your representative should call the Fund at 800-821-5129.

BY MAIL. Submit a written redemption request indicating the name(s) in which the account is registered, the Fund's name, the class of shares, your account number, and the dollar value or number of shares you wish to sell.

Include all necessary signatures. If the signer has any Legal Capacity, the signature and capacity must be guaranteed by an Eligible Guarantor. Certain other legal documentation may be required. For more information regarding proper documentation call 800-821-5129.

Normally a check will be mailed to the name(s) and address in which the account is registered (or otherwise according to your instruction) within three business days after receipt of your redemption request. Your account balance must be sufficient to cover the amount being redeemed or your redemption order will not be processed. Under unusual circumstances, the Fund may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities laws.

BY WIRE. In order to receive funds by wire, our servicing agent must have the wiring instructions on file. To verify that this feature is in place, call 800-821-5129 Ext. 34028, Institutional Trading Dept. (minimum wire: $1,000). Your wire redemption request must be received by the Fund before the close of the NYSE for money to be wired on the next business day.

DISTRIBUTIONS AND TAXES

The Fund expects to pay its shareholders dividends from its net investment income annually and distribute its net capital gains (if any) as "capital gains distributions" on an annual basis.

Distributions will be reinvested in your Fund shares unless you instruct the Fund to pay them to you in cash. If you instruct the Fund to pay distributions in cash, and the Post Office is unable to deliver one or more of your checks or one or more of your checks remains uncashed for a certain period, the Fund reserves the right to reinvest your checks in your account at the NAV on the day of the reinvestment following such period. In addition, the Fund reserves the right to reinvest all subsequent distributions in additional Fund shares in your account. No interest will accrue on checks while they remain uncashed, before they are reinvested, or on amounts represented by uncashed redemption checks. There are no sales charges on such reinvestments.

For federal income tax purposes, the Fund's distributions of investment income and short-term capital gains are taxable to you as ordinary income. Distributions from the Fund's net long-term capital gains are taxable as long-term capital gains in the year of receipt.


[SIDENOTE]
ELIGIBLE GUARANTOR is any broker or bank that is a member of the medallion stamp program. Most major securities firms and banks are members of this program. A NOTARY PUBLIC IS NOT AN ELIGIBLE GUARANTOR.


                                                               Your Investment 5

The tax treatment of distributions, including net long-term capital gains, is the same for all shareholders regardless of how long they have owned Fund shares or whether distributions are reinvested or paid in cash.

Except in tax advantaged accounts, any sale, redemption, or exchange of Fund shares may be taxable to the shareholder.

If you buy shares when the Fund has realized but not yet distributed income or capital gains, you will be "buying a dividend" by paying the full price for shares and then receiving a portion of the price back in the form of a potentially taxable dividend.

Information concerning the tax treatment of distributions, including the source of dividends and distributions of capital gains by the Fund, will be mailed to shareholders each year. Because everyone's tax situation is unique, you should consult your tax adviser regarding the treatment of distributions under the federal, state and local tax rules that apply to you as well as the tax consequences of gains or losses from the redemption, sale, or exchange of your shares.

SERVICES FOR FUND INVESTORS

AUTOMATIC SERVICES

We offer the following shareholder services:

TELEPHONE EXCHANGE PRIVILEGE. Class Y shares may be exchanged without a service charge for Class Y shares of any Eligible Fund among the Lord Abbett-sponsored funds.

ACCOUNT STATEMENTS. Every Lord Abbett investor automatically receives quarterly account statements.

HOUSEHOLDING. Shareholders with the same last name and address will receive a single copy of a prospectus and an annual or semi-annual report, unless additional reports are specifically requested in writing to the Fund.

ACCOUNT CHANGES. For any changes you need to make to your account, consult your investment professional or call the Fund at 800-821-5129.

SYSTEMATIC EXCHANGE. You or your investment professional can establish a schedule of exchanges between the same classes of any Eligible Fund.

MANAGEMENT

The Fund's investment adviser is Lord, Abbett & Co., which is located at 90 Hudson Street, Jersey City, NJ 07302-3973. Founded in 1929, Lord Abbett manages one of the nation's oldest mutual fund complexes, with approximately $38 billion in more than 40 mutual fund portfolios and other advisory accounts. For more information about the services Lord Abbett provides to the Fund, see the Statement of Additional Information.

Lord Abbett is entitled to an annual management fee of .75% based on the Fund's average daily net assets. The fees are calculated daily and payable monthly. In addition, the Fund pays all expenses not expressly assumed by Lord Abbett.

INVESTMENT MANAGERS. Lord Abbett uses a team of investment managers and analysts acting together to manage the Fund's investments. Michael T. Smith heads the team. Mr. Smith joined Lord Abbett in 1997; before that, he was an Equity Analyst at Capital Management Associates from 1994 to 1997.

[SIDENOTE]
TELEPHONE TRANSACTIONS. You have this privilege unless you refuse it in writing. For your security, telephone transaction requests are recorded. We will take measures to verify the identity of the caller, such as asking for your name, account number, social security or taxpayer identification number and other relevant information. The Fund will not be liable for following instructions communicated by telephone that it reasonably believes to be genuine.

Transactions by telephone may be difficult to implement in times of drastic economic or market change.


6 Your Investment

                             FOR MORE INFORMATION


OTHER INVESTMENT TECHNIQUES

This section describes some of the investment techniques that might be used by the Fund and their risks. None of these techniques are principal investment strategies of the Fund.

ADJUSTING INVESTMENT EXPOSURE. The Fund will be subject to the risks associated with investments. The Fund may, but is not required to, use various strategies to change its investment exposure to adjust to changes in economic, social, political, and general market conditions, which affect security prices, interest rates, currency exchange rates, commodity prices and other factors. The Fund may use transactions to change the risk and return characteristics of the Fund's portfolio. If we judge market conditions incorrectly or use a strategy that does not correlate well with the Fund's investments, it could result in a loss, even if we intended to lessen risk or enhance returns. These transactions may involve a small investment of cash compared to the magnitude of the risk assumed and could produce disproportionate gains or losses.

FOREIGN SECURITIES. The Fund may invest up to 10% of its net assets in foreign securities that are primarily traded outside the United States. Foreign markets and the securities traded in them may not be subject to the same degree of regulation as U.S. markets. Securities clearance, settlement procedures and trading practices may be different, and transaction costs may be higher in foreign countries. There may be less trading volume and liquidity in foreign markets, subjecting the securities traded in them to higher price fluctuations. Foreign securities also may be affected by changes in currency rates or currency controls.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. The Fund may enter into financial futures contracts and related options transactions for bona fide hedging purposes or to pursue risk management or speculative strategies; although, it does not currently intend to do so. These transactions involve the purchase or sale of a contract to buy or sell a specified financial instrument at a specific future date and price on an exchange or in the over the counter market ("OTC"). The Fund may not purchase or sell futures contracts, options on futures contracts or options on currencies traded on a CFTC-regulated exchange for non-bona fide hedging purposes if the aggregated initial margin and premiums required to establish such positions would exceed 5% of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and losses on any such contracts it has entered into.

OPTIONS TRANSACTIONS. The Fund may purchase and write put and call options on equity securities that are traded on national securities exchanges. A "call option" is a contract sold for a price giving its holder the right to buy a specific number of shares of stock at a specific price prior to a specified date. A "covered call option" is a call option issued on securities already owned by the writer of the call option for delivery to the holder upon the exercise of the option. The Fund may write covered call options that are traded on a national securities exchange with respect to securities in its portfolio in an attempt to increase its income and to provide greater flexibility in the disposition of its portfolio securities. A "put option" gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying securities at the exercise price at any time during the option period. A put option sold by the Fund is covered when, among other things, the Fund segregates permissible liquid assets having a value equal to or greater than the


                                                          For More Information 7
exercise price of the option to fulfill the obligation undertaken. The Fund will not purchase an option if, as a result of such purchase, more than 10% of its total assets would be invested in premiums for such options. The Fund may only sell (write) covered put options to the extent that cover for such options does not exceed 15% of its net assets. The Fund may only sell (write) covered call options having an aggregate market value of less than 25% of its total assets.

RISKS OF FUTURES CONTRACTS AND OPTIONS TRANSACTIONS. The Fund's transactions, if any, in futures, options on futures and other options involve additional risk of loss. Loss may result from a lack of correlation between changes in the value of these derivative instruments and the Fund's assets being hedged, the potential illiquidity of the markets for derivative instruments, or the risks arising from margin requirements and related leverage factors associated with such transactions. The use of these investment techniques also involves the risk of loss if Lord Abbett is incorrect in its expectation of fluctuations in securities prices.

TEMPORARY DEFENSIVE INVESTMENTS. At times the Fund may take a temporary defensive position by investing some or all of its assets in short-term fixed income securities such as U.S. Government obligations, bank certificates of deposit, bankers' acceptances, commercial paper and repurchase agreements. This could reduce the benefit from any upswing in the market and prevent the Fund from achieving its investment objective.

GLOSSARY OF SHADED TERMS

ELIGIBLE FUND. An Eligible Fund is any Lord Abbett-sponsored fund offering Class Y shares.

LEGAL CAPACITY. This term refers to the authority of an individual to act on behalf of an entity or other person(s). For example, if a redemption request were to be made on behalf of the estate of a deceased shareholder, John W. Doe, by a person (Robert A. Doe) who has the legal capacity to act for the estate of the deceased shareholder because he is the executor of the estate, then the request must be executed as follows: Robert A. Doe, Executor of the Estate of John W. Doe. That signature using that capacity must be guaranteed by an Eligible Guarantor.

To give another example, if a redemption request were to be made on behalf of the ABC Corporation by a person (Mary B. Doe) who has the legal capacity to act on behalf of the Corporation, because she is the president of the corporation, the request must be executed as follows: ABC Corporation by Mary B. Doe, President. That signature using that capacity must be guaranteed by an Eligible Guarantor (see examples in right column).

MUTUAL FUND FEE-BASED PROGRAM. Certain unaffiliated authorized brokers, dealers, registered investment advisers or other financial institutions ("entities") who either (1) have an arrangement with Lord Abbett Distributor in accordance with certain standards approved by Lord Abbett Distributor, providing specifically for the use of our shares (and sometimes providing for acceptance of orders for such shares on our behalf) in particular investment products made available for a fee to clients of such entities, or (2) charge an advisory, consulting or other fee for their services and buy shares for their own accounts or the accounts of their clients.

[SIDENOTE]
GUARANTEED SIGNATURE. An acceptable form of guarantee would be as follows:


- In the case of the estate -

/s/ Robert A. Doe
Executor of the Estate of
John W. Doe

[Date]

SIGNATURE GUARANTEED
MEDALLION GUARANTEED

NAME OF GUARANTOR

/s/ ILLEGIBLE
-------------------------------------------
                       AUTHORIZED SIGNATURE
( 960 )                            X9803470
SECURITIES TRANSFER AGENTS MEDALLION PROGRAM-TM-
                                            SR


- In the case of the corporation -
ABC Corporation
/s/ Mary B. Doe
By Mary B. Doe, President

[Date]

SIGNATURE GUARANTEED
MEDALLION GUARANTEED

NAME OF GUARANTOR

/s/ ILLEGIBLE
-------------------------------------------
                       AUTHORIZED SIGNATURE
( 960 )                            X9803470
SECURITIES TRANSFER AGENTS MEDALLION PROGRAM-TM-
                                            SR


8 For More Information

ADDITIONAL INFORMATION

More information on the Fund is or will be available free upon request, including the following:

ANNUAL/SEMI-ANNUAL REPORT

Describes the Fund, lists portfolio holdings, and contains a letter from the Fund's manager discussing recent market conditions and the Fund's investment strategies.

STATEMENT OF ADDITIONAL INFORMATION ("SAI")

Provides more details about the Fund and its policies. A current SAI is on file with the Securities and Exchange Commission ("SEC") and is incorporated by reference (is legally considered part of this prospectus).

TO OBTAIN INFORMATION

BY TELEPHONE. Call the Fund at: 888-522-2388

BY MAIL. Write to the Fund at:
The Lord Abbett Family of Funds
90 Hudson Street
Jersey City, NJ 07302-3973

VIA THE INTERNET.
LORD, ABBETT & CO.
www.LordAbbett.com

Text only versions of Fund documents can be viewed online or downloaded directly from the SEC: www.sec.gov

You can also obtain copies by visiting the SEC's Public Reference Room in Washington, DC (phone 202-942-8090) or by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-6009 or by sending your request electronically to publicinfo@sec.gov.


                       LORD ABBETT[LOGO]
                       -----------------

               Lord Abbett Mutual Fund shares are distributed by:
                          LORD ABBETT DISTRIBUTOR LLC
             90 Hudson Street - Jersey City, New Jersey 07302-3973




Lord Abbett Blend Trust -

Lord Abbett Small-Cap Blend Fund                      LASCC-Y-1 (7/01)


SEC FILE NUMBERS: 811-10371